Vessels, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels, net

NOTE 6 – VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015
Additions	115,902	(54,585)	61,317
Disposals	(76,264)	—	(76,264)
Vessels impairment loss	(99,485)	58,667	(40,818)
Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions	113,391	(52,088)	61,303
Disposals	(5,696)	81	(5,615)
Vessels impairment loss	(97,170)	60,490	(36,680)
Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258
Additions	110,416	(54,884)	55,532
Disposals	(5,233)	158	(5,075)
Vessels impairment loss	(161,199)	89,622	(71,577)
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138

During the years ended December 31, 2020 and 2019, certain extraordinary fees and costs related to vessels' regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation, amounted to $3,366 and $16,313, respectively (see Note 17 — Transactions with related parties and affiliates).

Acquisition of Vessels

2020

On September 30, 2020, Navios Partners acquired the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt and the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, from its affiliate, Navios Holdings, for a purchase price of $51,000 (see Note 17 — Transactions with related parties and affiliates).

On June 29, 2020, Navios Partners acquired five drybulk vessels, three Panamax and two Ultra-Handymax, for a fair value of $56,050 in total, following the liquidation of Navios Europe II (see Note 17 — Transactions with related parties and affiliates).

2019

On December 16, 2019, Navios Partners acquired four drybulk vessels, from an entity affiliated with the Company's Chairman and CEO, for a fair value of $40,379, in total, through bank financing of $37,000 (see Note 17 — Transactions with related parties and affiliates).

On December 13, 2019, Navios Partners acquired three Sub-Panamax and two Panamax Containerships for a fair value of $56,083, in total, following the liquidation of Navios Europe I (see Note 17 — Transactions with related parties and affiliates).

2018

On August 31, 2018, Navios Partners acquired from its affiliate, Navios Holdings, the Navios Sphera, a 2016-built Panamax vessel of 84,872 dwt and the Navios Mars, a 2016-built Capesize vessel of 181,259 dwt, for an acquisition cost $79,000, in total.

On June 7, 2018, Navios Partners acquired from an unrelated third party the Navios Altair I, a 2006-built Panamax vessel of 74,475 dwt, for an acquisition cost of $11,842.

On May 21, 2018, Navios Partners acquired from an unrelated third party the Navios Symmetry, a 2006-built Panamax vessel of 74,381 dwt, for an acquisition cost of $11,811.

On May 9, 2018, Navios Partners acquired from an unrelated third party the Navios Apollon I, a 2005-built Panamax vessel of 87,052 dwt, for an acquisition cost of $13,446.

Sale of Vessels

2020

On December 10, 2020, Navios Partners sold the Navios Soleil to an unrelated third party for a net sale price of $8,183. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry dock and special survey cost of $3,108, amounted to $18,163 as at the date of sale. Following the impairment loss of $9,980, recognized as of December 31, 2020, no loss on sale occurred upon the sale of the vessel.

2019

On April 23, 2019, Navios Partners sold the Navios Galaxy I to an unrelated third party, for a net sale price of $5,978. Following the impairment loss of $7,345 recognized as of March 31, 2019, no loss on sale occurred upon the sale of the vessel.

2018

On December 14, 2018, Navios Partners sold the Navios Libra II to an unrelated third party, for a net sale price of $4,559. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry dock and special survey cost of $657, amounted to $5,784 as at the date of sale.

On December 4, 2018, Navios Partners sold the Navios Felicity to an unrelated third party, for a net sale price of $4,705. The aggregate net carrying amount of the vessels, including the remaining carrying balance of dry dock and special survey cost of $818, amounted to $10,016 as at the date of sale. The loss on sale of the vessel was $53.

On July 2, 2018, Navios Partners sold the YM Unity and the YM Utmost to its affiliate, Navios Containers, for a total sale price of $67,000. The aggregate net carrying amount of the vessels, including the remaining carrying balance of dry dock and special survey costs of $2,104, amounted to $104,860 as at the date of sale.

Vessels impairment loss

2020

In November 2020, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Castor N for a net sale price of $8,869. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2020. As of December 31, 2020, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $2,026 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2020.

In October 2020, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Esperanza N for a net sale price of $4,559. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of December 31, 2020. As of September 30, 2020, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $1,780 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2020. The vessel was sold on January 13, 2021.

2019

On March 21, 2019, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Navios Galaxy I for a net sale price of $5,978. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of March 31, 2019. As of March 31, 2019, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $7,345 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2019. The vessel was sold on April 23, 2019.

2018

On October 25, 2018, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Navios Libra II for a net sale price of $4,559. The Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $1,226 was recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2018. The vessel was sold on December 14, 2018.

On October 2, 2018, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the sale of the Navios Felicity for a net sale price of $4,705. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of September 30, 2018. As of September 30, 2018, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $5,258 has been recognized under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2018. The vessel was sold on December 4, 2018.

On April 27, 2018, Navios Partners agreed to sell the YM Unity and the YM Utmost to its affiliate, Navios Containers, for a total sale price of $67,000. As of June 30, 2018, the vessels had been classified as held for sale as the relevant criteria for the classification were met and, therefore, they were presented in the Consolidated Balance Sheets at their fair value totaling $67,000. An impairment loss of $37,860 for the vessels held for sale was presented under the caption “Vessels impairment loss” in the Consolidated Statements of Operations as of December 31, 2018. The vessels were sold on July 2, 2018, and proceeds from the sale were used to partially repay an amount of $20,200 of the DVB Credit Facility (see Note 10 — Borrowings).